Summary of significant accounting policies - Joint Venture (Details) - USD ($)		12 Months Ended
	Feb. 04, 2022	Dec. 31, 2022
Schedule of Equity Method Investments
Equity in net earnings from investment in joint venture		$ 137,086
Investment value		186,086
Impairment losses		0
Homeowners Mortgage, LLC
Schedule of Equity Method Investments
Ownership percentage	49.00%
Initial capital contribution	$ 49,000
Equity in net earnings from investment in joint venture		137,086
Investment value		$ 186,086